Contingencies - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Tax contingent liability [member]
Statement [Line Items]
Estimated tax contingencies	₽ 871	₽ 719